Debt - Assumed SanDisk Convertible Notes (Detail)			2 Months Ended	3 Months Ended
	Aug. 26, 2016 USD ($) shares	May 12, 2016 USD ($) shares	Jul. 01, 2016 USD ($)	Jul. 01, 2016 USD ($) shares	Jun. 09, 2016
Debt Instrument [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings			$ 16,000,000
Convertible Senior Notes Due Two Thousand Seventeen [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 997,000,000	$ 129,000,000	$ 129,000,000
Debt Instrument, Interest Rate, Stated Percentage		1.50%
Conversion of notes, base conversion price		$ 1,000
Debt Instrument, Convertible, Conversion Ratio					20.8004
Debt Instrument, Interest Rate, Effective Percentage			5.00%	5.00%
Debt Instrument, Unamortized Discount			$ 5,000,000	$ 5,000,000
Convertible Senior Notes Due Two Thousand Twenty Member [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 37,000,000	$ 1,500,000,000	310,000,000	310,000,000
Debt Instrument, Interest Rate, Stated Percentage		0.50%
Debt Instrument, Convertible, Conversion Ratio	10.9006				13.7726
Debt Instrument, Repurchase Amount			$ 25,000,000	$ 25,000,000
Debt Instrument, Interest Rate, Effective Percentage			5.50%	5.50%
Debt Instrument, Unamortized Discount			$ 59,000,000	$ 59,000,000
SanDisk [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio, Shares | shares	2.6020	0.2387
Debt Instrument, Convertible, Conversion Ratio, Cash	$ 735.79	$ 67.50
SanDisk [Member]
Debt Instrument [Line Items]
Debt Instrument, Repurchase Amount			2,611,000,000	$ 2,611,000,000
Debt Conversion, Converted Instrument, Shares Issued | shares				1,959,000
Debt Instrument, Converted Instrument, Aggregate Value of Shares Issued			94,000,000	$ 94,000,000
2017 Call Options [Member]
Debt Instrument [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings			8,000,000
2017 Call Options [Member] | Other Expense [Member]
Debt Instrument [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings			(8,000,000)
2020 Call Options [Member]
Debt Instrument [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings			8,000,000
2020 Call Options [Member] | Other Expense [Member]
Debt Instrument [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings			$ 6,000,000